Trade and Other Payables (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade and Other Payables [Line Items]
Interest rate	4.50%	4.50%
Bottom of Range [Member]
Trade and Other Payables [Line Items]
Credit term	30 days	30 days
Top of Range [Member]
Trade and Other Payables [Line Items]
Credit term	90 days	90 days